October 5, 2007
VIA EDGAR
Michele M. Anderson
Legal Branch Chief
U.S. Securities and Exchange Commission
Mail Stop 3720
100 F Street, NE
Washington, DC 20549

Re:	IMH Secured Loan Fund, LLC
Amendment No. 1 to Registration Statement on Form 10
Filed July 31, 2007
File No. 0-52611
Dear Ms. Anderson:
     This letter responds to the Staff’s comments, as set forth in the Staff’s letter dated August 9, 2007, on Amendment No. 1 to the IMH Secured Loan Fund, LLC (the “Company” or the “Fund”) Registration Statement on Form 10, File No. 0-52611, which was filed on July 31, 2007 (the “Registration Statement”). The Company is filing herewith Amendment No. 2 to the Registration Statement. For your convenience, we have repeated your comments in our letter and the headings and paragraph numbers in our letter correspond to the headings and paragraph numbers in the Staff’s letter.
General
     Staff Comment:
     1. Please note that the company is now subject to the reporting requirements under Section 13(a) of the Exchange Act since your Form 10-12G automatically became effective by lapse of time 60 days after your initial April 30, 2007 filing pursuant to Section 12(g)(1) of the Securities Exchange Act of 1934. Though the 10-12G is already effective, we will continue to review your filing until all of our comments have been addressed.

Securities and Exchange Commission
October 5, 2007

     Company Response:
     The Company acknowledges the Staff’s comment.
     Staff Comment:
     2. We note your response to our prior comment one, however we note that much of the analysis contained therein focuses on to whom units were sold, as opposed to those parties to whom units were offered. Please advise what procedures are in place to ensure that offers of your securities are made only to accredited investors. In this regard, we note that you have not received confirmation from 20% of your broker dealer network that offers are only made to accredited investor with whom they have a pre-existing relationship.
     Company Response:
     The Company’s response to the Staff’s initial comment was broken into two parts – a discussion on how units in the Company (“Units”) are purchased only by accredited investors and a discussion on how the Company has not engaged in a general solicitation in connection with the offer or sale of Units.
     As previously discussed, Units are offered and sold by the Company’s network of broker-dealers and a few officers of Investors Mortgage Holdings, Inc. (the “Manager” or “IMH”). It is true that, as of the date of the Company’s response to the Staff’s prior comment letter, the Company had only received written confirmations from approximately 80% of the broker-dealer network that offered or sold Units. However, each selling agreement provides that each broker-dealer must comply with law and “offer and sell [Units] only to accredited investors with whom [the broker-dealer and its registered representatives] has a sufficient pre-existing relationship to reasonably apply the suitability standards” for the Company. In a sense, therefore, the selling agreements impose an obligation all broker-dealers to comply with law in the offer and sale of Units. Moreover, each broker-dealer is, and its registered representatives are, required to comply with applicable self-regulatory organization obligations (e.g., NASD / FINRA Conduct Rules) and the rules and regulations that are independently applicable to such persons under the federal and state securities laws.
     Since the date of the Company’s response to the Staff’s prior comment letter, the Company has received written confirmations from all but one of the broker-dealer firms that have offered or sold Units during the period covered by the Registration Statement. The one broker-dealer that did not provide a written confirmation acquired another broker-dealer with whom the Manager had an agreement to offer and sell Units. The acquiring broker-dealer signed an agreement that allowed the registered representatives it was acquiring to have continued access to the Company’s offering as an accommodation to such registered representatives. However, since the acquisition, substantially all of the registered representatives of the acquired broker-dealer that had previously offered and sold Units have left the acquiring broker-dealer. Accordingly,

Securities and Exchange Commission
October 5, 2007

because no active relationship exists with the acquiring broker-dealer, IMH has elected to cancel this agreement in full.
      With respect to the offer and sale of Units by IMH employees, IMH has implemented a strict policy whereby no offers or sales may be made to individuals other than those with whom the employee has had a direct and substantial previous relationship. In addition, if a potential investor is referred to the Fund from an existing Member, IMH will in all cases, discuss whether the potential investor meets the accreditation standards before a prospective investor packet is mailed. Finally, IMH reviews all completed subscription packages and must issue an approval prior to any prospective investor becoming a Member, and this review involves an assessment as to whether an investor is accredited and eligible to participate in the offering of Units.
Business, page 1
     Staff Comment:
     3. We note your response to our prior comment four and your revised disclosure on page three. We particularly note your statement that you do not participate in the subprime market and your statement that you are able to charge higher interest rates “because the projects that the company lends money carry increased risk over projects that regulated lenders are able to qualify under the regulated lenders’ underwriting guidelines.” Therefore, balance your statement that you make loans to creditworthy borrowers with disclosure that you make loans to borrowers for riskier projects than traditional lenders. In addition, provide examples of how these projects are perceived to involve greater risk of default.
     Company Response:
     While the interest rates charged on our loans do factor in project risk and borrower creditworthiness, such rates are not necessarily solely indicative of the risk of the projects that we choose to fund, or a lack of creditworthiness of the borrowers. Rather, our rates are also reflective of the premium the borrower is willing to pay resulting from the short-term nature of our loan terms coupled with the benefit realized by the borrower from our ability to close the loans quickly. The Company revised the Registration Statement on page 3 to include this information.
     Staff Comment:
     4. We note your response to our prior comment eight. In order to balance the disclosure currently contained in the document, please revise in this location to include the average loan principal balance during each of FY2004, FY2005 and FY2006.
     Company Response:
     The Company revised the Registration Statement on page 2 in response to the Staff’s comment.

Securities and Exchange Commission
October 5, 2007

     Staff Comment:
     5. We note your response to our prior comment 11 and the added disclosure on pages eight and nine. Please clarify how purchasing loans creates short-term liquidity to fund new loans and reduce portfolio risk. Clarify whether the specific criteria that IMH will evaluate when determining whether selling or participating your loans are the same factors that IMH will consider when determining whether to cause the Fund to purchase or participate in loans from affiliates or third parties, and, if not, then similarly revise to describe the criteria that IMH will consider.
     Company Response:
     As properly pointed out by the Staff, the purchase of loans does not create short-term liquidity for the Fund. This is a typographical error and should speak to the sale of loans which is described in item 12 on page 9 of the Registration Statement. Accordingly, the Company revised the Registration Statement on page 8 to remove this item in its entirety in response to the Staff’s comment.
Item 1A. Risk Factors, page 12
     Staff Comment:
Our underwriting standards and procedures may not protect us from loan defaults, which could reduce the Fund’s earnings and distributions to Members, page 14
     6. Provide examples of how your underwriting standards and procedures materially differ from those of traditional lenders.
     Company Response:
     The Company revised the Registration Statement on page 14 in response to the Staff’s comment.

Securities and Exchange Commission
October 5, 2007

Management’s Discussion and Analysis of Financial Condition and Results of Operations, page 21
Results of Operations, page 21
     Staff Comment:
     7. For all time periods currently included, please expand this section to compare the total amounts paid to IMH against the interest proceeds received by the Fund.
     Company Response:
     The Company revised the Registration Statement on page 21 in response to the Staff’s comment.
     Staff Comment:
     8. We note your statement on page 34 that both the interest rate that the Fund charges, and the fees that your manager charges, are 2% to 5% higher than comparable loans made by other banks and conventional lenders. Please discuss whether there is a one to one correlation in such higher rates and fees, or whether rates rise more quickly than fees or vice versa.
     Company Response:
     The Company revised the Registration Statement on page 34 in response to the Staff’s comment.

Securities and Exchange Commission
October 5, 2007

     Staff Comment:
     9. Additionally, we note your added disclosure to page 21 relating to fees. Please discuss whether any of the expenses that the Fund pays relating to defaulted loans, foreclosure activities, and property acquired through foreclosure are paid to your manager. Discuss why such properties are included within the Earning Asset Base when the Fund appears to be paying all the fees associated with such activities and taking all of the risk.
     Company Response:
     The Company revised the Registration Statement on page 21 in response to the Staff’s comment to clarify that no expenses that the Fund pays relating to defaulted loans, foreclosure activities, and property acquired through foreclosure are paid to the Manager, and that when defaulted loans or foreclosed property enter into non-accrual status, or related income is otherwise not recorded, the loan/foreclosed property is removed from the Earning Asset Base for purposes of computing management fees.
     Staff Comment:
     10. Please discuss the apparent conflict of interest involving the payment of the administrative fee to IMH: Since it is your manager makes decisions on behalf of the Fund with respect to such defaulted loans, foreclosure activities, and property acquired through foreclosure, and receives compensation related to such activities, but the Fund pays the fees and assumes the risk, your manager would appear to have interests not in alignment with the Fund’s investors.
     Company Response:
     The Company added a risk factor on page 17 of the Registration Statement and a section in the conflicts of interest discussion on page 36 of the Registration Statement in response to the Staff’s comment.
Mortgage Loans, Participations and Loan Sales, page 26
     Staff Comment:
     11. We note your response to our prior comment 23, and your related response to our prior comment five. Rather than use the generic phrase “from time to time,” provide quantitative disclosure of the extent to which IMH had caused you to sell or repurchase loans. We note that your response letter indicates that such activities are infrequent. Please quantify. In light of your disclosed average loan principal balance was of $519,000 in FY2004, $2.27 million in FY2005 and $5.88 million in FY2006, it is unclear how the figures disclosed on page 26 relate to your statement that they are infrequent. Please clarify.

Securities and Exchange Commission
October 5, 2007

     Company Response:
     The Company quantifies the extent to which IMH caused the Company to sell or repurchase loans in the second and third paragraphs under “Mortgage Loans, Participations, and Loan Sales” on page 26 of the Registration Statement. Also, the Company revised the Registration Statement on page 26 in response to the Staff’s comment to clarify that loan sales and participations are completed only during periods of needed liquidity by the Fund, as a result of the Fund’s deployment of all available capital. Additionally, the Company revised the Registration Statement on page 26 to note that the frequency and amount of loan sales and participations is largely dependent on the timing and volume of investor capital received and the timing and amount of loan fundings, which are largely unpredictable.
Item 6. Executive Compensation, page 34
     Staff Comment:
     12. We note your response to our prior comment 28. As long as the executive officers of IMH will be devoting substantially all of their time to managing the company, you should provide executive compensation disclosure as required by Item 402 of Regulation S-K. Compensation paid to these individuals, regardless of the source, is reportable pursuant to Item 402 if the individuals devote substantially all their time to managing the company.
     Company Response:
     As disclosed in the Registration Statement, the Company pays to IMH an asset management fee equal to .25% of the Company’s “Earning Asset Base,” which is defined in the Registration Statement, and is neither required to nor voluntarily pays executive officers, or employees of IMH for that matter, any compensation or items of value. As such, the Company’s returns are not impacted by the amount of compensation IMH pays to its executive officers or the form in which such compensation is structured. In this regard, the Company believes the disclosures required by Item 402 of Regulation S-K, insofar as they relate to the amount of compensation IMH pays to its executives, are not material to an understanding of the Company or its results of operations and that including such disclosures could make the Registration Statement confusing and potentially misleading.
     In this regard, market practice for REITs, mortgage bond funds and other investment vehicles managed by a non-registrant manager, or general partner, is to provide extensive disclosures regarding the relationship between the manager, or general partner, and the reporting company, including extensive disclosures about the fee structure, but not to provide executive compensation information for executives of the manager, or general partner. In similar fashion, the Company discloses, in general terms, the compensation arrangement between the Company and IMH in Item 6, Executive Compensation, of the Registration Statement, and quantifies these arrangements in the “Management’s Discussion and Analysis of Financial Condition and Results of Operations” section on pages 21 and 25 of the Registration Statement. Accordingly, the

Securities and Exchange Commission
October 5, 2007

Company respectfully believes that providing compensation disclosures, as set forth in Item 402 of Regulation S-K, for executive officers of IMH, especially in light of market practice, would create unnecessary confusion and would not add to the quality of disclosure in the Registration Statement.
     In addition, according to Section 1.10 of the “Interpretive Responses Regarding Particular Situations” of the Compliance and Disclosure Interpretations relating to Item 402 of Regulation S-K released by the Securities and Exchange Commission on January 24, 2007, if an executive of a public reporting subsidiary receives compensation from a public reporting parent, “if an executive spends 100% (or near 100%) of the executive’s time for the subsidiary but is paid by the parent, then the compensation paid by the parent has to be reported in the executive compensation table of the subsidiary. However, if an allocation of the monies paid by the parent would be necessary because the executive officer splits time between the parent and the subsidiary, the payments made by the parent need not be included in the subsidiary’s executive compensation table.”
     The Company will be required to perform an allocation of monies paid to IMH executives and therefore believes it need not provide compensation disclosures for executives of IMH. The Company previously disclosed that the executive officers of IMH devote substantially all of their time to operations of the Company. However, the Company did not intend for the Staff to interpret “substantially all” to mean 100%, or near 100%, as used in the interpretive guidance quoted above. Indeed, the executive officers of IMH devote time to IMH activities, including, among other things, constantly evaluating mortgage loans to extend for its own benefit, exploring financing opportunities on a corporate, non-fund, level and testing additional fund vehicles. For example, as of the date of this response, IMH’s underwriting group receives several hundred loan requests each month, of which approximately 25 may be evaluated for further underwriting analysis. While the Fund could be one of several financing vehicles for such loans, the Fund currently averages only three loan closings each month. As a result, IMH’s underwriting group allocates only 10-25% of its time with a direct benefit to the Fund. In this regard, the Company will be required to perform an allocation of the salaries paid to executive officers of IMH if the Company is required to provide the disclosures required by Item 402 of Regulation S-K for executives of IMH.
     Given the immaterial nature of the disclosures, the likelihood that such disclosures could be confusing to Members and the margin of error inherent in performing allocations of activities, the Company respectfully submits that the disclosures in the Registration Statement contain all compensation disclosures that a reasonable investor would consider important in making an investment decision.

Securities and Exchange Commission
October 5, 2007

Certain Relationships and Related Transactions, page 35
     Staff Comment:
     13. Please detail the “substantial fees and reimbursement of expenses from the proceeds of the offering” mentioned on page 35. We note the following statement contained on page F-16: “Under terms of the Operating Agreement in effect to May 2006, IMH is entitled to receive credits to its Fund capital account in an amount equal to any sales commissions it pays to registered broker/dealers in connection with a sale of Fund units. Since the inception of the Fund, to May 2006, IMH waived this right. In May 2006 the Members voted on and approved certain changes to the Operating Agreement with its Manager, including IMH’s relinquishment of a right to these credits.”
     Company Response:
     The Company revised the Registration Statement on page 35 in response to the Staff’s comment.
Description of Registrant’s Securities To Be Registered, Page 39
     Staff Comment:
     14. We note your response to our prior comment 36. Please clarify your disclosure to discuss whether Fund members have the right under the Operating Agreement to obtain a copy of the list of members or to receive appraisal or dissenter’s rights.
     Company Response:
     The Company revised the Registration Statement on page 39 to disclose Members’ rights to obtain a list of Members and whether Members are entitled to appraisal or dissenter’s rights.

Securities and Exchange Commission
October 5, 2007

     Staff Comment:
     15. We note your response to our prior comment 37. Please clarify your disclosure to discuss the vote of members necessary to approve any proposal and the rights of members to submit a proposal to the vote of members.
     Company Response:
     The Company revised the Registration Statement on page 39 to disclose the vote of Members necessary to approve any proposal and the rights of Members to submit a proposal to the vote of Members.
     Staff Comment:
     16. We note your response to our prior comment 38. Please clarify if there are any limitations or conditions (including those under state law) that the Manager may place on the exercise of shareholder rights.
     Company Response:
     As the Staff is aware, Section 18-302 of the Delaware Limited Liability Company Act provides that, in effect, the voting rights of members of Delaware limited liability companies are contractual rights that are defined by the underlying operating agreement. In this regard, an operating agreement can provide for no voting rights, or any variation of rights, powers and duties; provided that such rights, powers and duties are set forth in an operating agreement.
     The Company filed as Exhibit 4.1 to the Registration Statement a copy of the Company’s Operating Agreement and, based on the Staff’s recommendation, the Company has provided a summary of the Operating Agreement, including voting rights, in Item 9 and Item 11 of the Registration Statement. As described above, the Company has further revised the disclosures regarding voting rights in Amendment No. 2 to the Registration Statement. As such, the Company respectfully believes the disclosures in the Registration Statement, as revised, describe Members’ voting rights accurately and in all material respects.
* * *
     We acknowledge to the Staff that:
•	we are responsible for the adequacy and accuracy of the disclosure in our filings;

•	Staff comments or changes to disclosure in response to Staff comments do not foreclose the Commission from taking any action with respect to the filing; and

•	we may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Securities and Exchange Commission
October 5, 2007

     Should the Staff have any additional questions or comments after reviewing this response letter and the corresponding amendment to the Registration Statement, we would appreciate an opportunity to discuss these comments or questions with the Staff prior to the distribution of another comment letter. Please direct any questions concerning this letter to me at (602) 889-3410.

Very truly yours,

IMH SECURED LOAN FUND, LLC

		By:	Investors Mortgage Holdings, Inc.
		Its:	Manager

		By:	/s/ Shane Albers

Shane Albers
Chairman and Chief Executive Officer

cc:	Steven D. Pidgeon, Esq.
fax: (480) 606-5524